Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - Tier 2 - Qualifying employees - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2022	Jun. 30, 2021
Share-based payment transaction
Remaining vesting period		2 years 6 months	2 years 7 months 6 days
Weighted average fair value on grant date		R 62.95	R 64.53
Strike price		R 258.85	R 290.52
Minimum
Share-based payment transaction
Vesting period	3 years
Maximum
Share-based payment transaction
Vesting period	10 years